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                                                              UAM Funds Inc. II

                                UAM Funds
                                              Funds for the Informed Investorsm

Analytic Funds
Institutional Class Shares
Analytic Defensive Equity Fund
Analytic Enhanced Equity Fund
Analytic International Fund
Analytic Master Fixed Income Fund
Analytic Short-Term Government Fund

Supplement dated December 28, 2000 to the Prospectus dated May 1, 2000

    The second and third sentences under the section titled "What are the Objectives of the Funds?" are hereby deleted and replaced with the following: "Each Fund may change its investment objective without shareholder approval."

    Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                                               UAM FUNDS INC. II

                                   UAM FUNDS

                                ANALYTIC FUNDS

                        ANALYTIC DEFENSIVE EQUITY FUND
                         ANALYTIC ENHANCED EQUITY FUND
                          ANALYTIC INTERNATIONAL FUND
                       ANALYTIC MASTER FIXED INCOME FUND
                      ANALYTIC SHORT-TERM GOVERNMENT FUND

                          INSTITUTIONAL CLASS SHARES

                      SUPPLEMENT DATED DECEMBER 28, 2000
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000



     The following disclosure replaces the information in the Statement of Additional Information under the section "Fundamental Investment Policies" with respect to the Analytic Defensive Equity Fund, Analytic Enhanced Equity Fund, Analytic International Fund, Analytic Master Fixed Income Fund and Analytic Short-Term Government Fund:

     The following investment limitations are fundamental, which means a portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). A portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, a portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. Each of the portfolios will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any portfolio classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.
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     . Underwrite securities of other issuers, except insofar as a portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by an regulatory authority having jurisdiction, (2) that a portfolio may invest in, securities of issuers that deal or invest in real estate and
       (3) that a portfolio may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that a portfolio may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that a portfolio may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Non-Fundamental Policies" and "Borrowing" is hereby deleted and replaced by the following:

   The following limitations are non-fundamental, which means a portfolio may change them without shareholder approval.

     . Each of the portfolios may not borrow money, except that (1) a portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) a portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) a portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) a portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

     . A portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

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     . A portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     . A portfolio may invest in the securities of foreign issuers.

     . A portfolio may purchase shares of other investment companies to the extent permitted by applicable law. A portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

       The 1940 Act currently permits each portfolio to invest up to 10% of its total assets in the securities of other investment companies. However, a portfolio may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . A portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

       Each portfolio intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including
       (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which a portfolio has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . A portfolio may write covered call options and may buy and sell put and call options.

     . A portfolio may enter into repurchase agreements.

     . A portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the portfolio's total assets taken at market value. In addition, a portfolio must receive at least 100% collateral.

     . A portfolio may sell securities short and engage in short sales
       "against the box."

     . A portfolio may enter into swap transactions.

     The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays

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each board member who is not also an officer or an
affiliated person (independent board member) the following fees:

     . A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;
     . $1,500 for each private meeting of the Board;
     . $1,000 for each telephonic meeting of the Board; and . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent trustee for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the trustees and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Fund does not pay interested trustees or officers for their services and trustees or officers.

      Under the section titled "Management of the Fund," James P. Pappas, Norton
H. Reamer, Peter M. Whitman, Jr., William H. Park, Martin J. Wolin and Robert R. Flaherty are hereby deleted from the table which contains Board members and officers of the Fund. The following information is hereby added to the table:

                                                                            AGGREGATE          AGGREGATE
                                                                          COMPENSATION       COMPENSATION
                                                                        FROM THE FUND AS     FROM THE FUND
NAME, ADDRESS, DATE    POSITION     PRINCIPAL OCCUPATIONS DURING THE     OF DECEMBER 31,     COMPLEX AS OF
OF BIRTH               WITH FUND              PAST 5 YEARS                    1999         DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------------------

James F. Orr III*      Board      President, Chief Executive Officer            0                  0
One International      Member     and Director of UAM since May 2000;
Place                  President  Chairman and Chief Executive
Boston, MA  02110                 Officer of UNUM Corporation
3/5/43                            (Insurance) from 1988 to 1999;
                                  Trustee of Bates College and the
                                  Committee for Economic Development;
                                  Chairman-elect of the Board of
                                  Trustees of the Rockefeller
                                  Foundation; Member of The Business
                                  Roundtable, the Harvard Center for
                                  Society, and the Health Advisory
                                  Council at the Harvard School of
                                  Public Health; Director of the
                                  Nashua Corporation and the National
                                  Alliance of Business.

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Linda T. Gibson        Secretary  General Counsel and Managing                          0                  0
211 Congress Street               Director of UAM Investment
Boston, MA  02110                 Services, Inc. (financial
7/31/65                           services); Senior Vice President
                                  and General Counsel of UAMFSI
                                  (financial services) and UAMFDI
                                  (broker-dealer) since April 2000;
                                  Senior Vice President and Secretary
                                  of Signature Financial Group, Inc.
                                  (financial services) and affiliated
                                  broker-dealers from 1991 to 2000;
                                  Director and Secretary of Signature
                                  Financial Group Europe, Ltd.
                                  (financial services) from 1995 to
                                  2000; Secretary of the Citigroup
                                  Family of Mutual Funds (mutual
                                  funds) from 1996 to 2000; Secretary
                                  of the 59 Wall Street Family of
                                  Mutual Funds (mutual funds) from
                                  1996 to 2000.
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

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  Under the section titled, "Investment Advisory and Other Services - Investment
Adviser," the following should be added:

          United Asset Management Corporation is a wholly - owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                      -5-